SHORT-TERM AND LONG-TERM DEBT (Summary of Long-Term Debt) (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 2,839,536		$ 2,862,240
Less: Unamortized debt issuance costs	(21,048)		(22,778)
Less: Current portion of long-term debt	(825,178)		(689,045)
Total long-term debt	$ 1,993,310		2,150,417
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value | Fair value, measurements, recurring
Debt Instrument [Line Items]
Long-term debt	$ 150,000		150,000
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 146,625		147,375
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
8.875% senior unsecured sustainability-linked bonds due 2027 | Carrying value | Fair value, measurements, recurring
Debt Instrument [Line Items]
Long-term debt	$ 150,000		150,000
8.25% senior unsecured sustainability-linked bonds due 2028
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%		8.25%
8.25% senior unsecured sustainability-linked bonds due 2028 | Carrying value | Fair value, measurements, recurring
Debt Instrument [Line Items]
Long-term debt	$ 147,600		145,200
NOK750 million senior unsecured floating rate bonds due 2029
Debt Instrument [Line Items]
U.S. dollar floating rate debt | kr		kr 750,000,000
NOK750 million senior unsecured floating rate bonds due 2029 | Carrying value | Fair value, measurements, recurring
Debt Instrument [Line Items]
Long-term debt	$ 74,391		63,592
7.75% senior unsecured sustainability-linked bonds due 2030
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.75%	7.75%		7.75%
U.S. dollar floating rate debt				$ 150,000
Long-term debt	$ 144,400		0
7.75% senior unsecured sustainability-linked bonds due 2030 | Carrying value | Fair value, measurements, recurring
Debt Instrument [Line Items]
Long-term debt	144,400		0
Floating Rate Debt
Debt Instrument [Line Items]
U.S. dollar denominated floating rate debt	1,301,387		1,503,909
Lease debt financing
Debt Instrument [Line Items]
Long-term debt	725,100		702,200
Long-term debt, gross	$ 725,133		$ 702,164